Fees Summary	May 13, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 3,969,322,500.00
Previously Paid Amount	0.00
Total Fee Amount	548,163.44
Total Offset Amount	0.00
Net Fee	$ 548,163.44
Narrative - Max Aggregate Offering Amount | shares	3,969,322,500
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true